Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
 Long-term debt consists of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Bulk Pangaea Secured Note (1)	$2,428,125	$3,121,875
Bulk Discovery Secured Note (2)	3,068,000	3,780,000
Bulk Patriot Secured Note (1)	3,537,500	4,762,500
Bulk Cajun Secured Note (3)	—	853,125
Bulk Trident Secured Note (1)	7,012,501	7,650,000
Bulk Juliana Secured Note (1)	4,394,270	5,070,312
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (4)	48,375,000	51,125,000
Bulk Atlantic Secured Note (2)	7,505,000	7,890,000
Bulk Phoenix Secured Note (1)	8,483,331	8,916,665
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	11,369,550	12,021,730
Long Wharf Construction to Term Loan	988,606	998,148
Senior Secured Term Loan Facility of $45,000,000 (Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd.) (4)	44,250,000	—

Total	141,411,883	106,189,355
Less: current portion	(22,204,172)	(17,807,674)
Less: unamortized bank fees	(1,160,626)	(951,265)
Secured long-term debt	$118,047,085	$87,430,416

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note and the Bulk Phoenix Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident and Bulk Newport and are guaranteed by the Company.

(2)
The Bulk Discovery Secured Note and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery and m/v Bulk Beothuk and are guaranteed by the Company. The Bulk Discovery Secured Note was repaid on July 1, 2015.

(3)	The Bulk Cajun Secured Note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun.

(4)
These facilities are to NBHC, of which each of the Company and its joint venture partners ST Shipping and Transport Ltd. (“STST”) and ASO 2020 Maritime S.A. ("ASO2020") own one-third. NBHC is consolidated in accordance with ASC 810-10 and as such, amounts pertaining to the non-controlling ownership held by these third parties in the financial position of NBHC are reported as non-controlling interest in the accompanying balance sheets.

Schedule of Maturities of Long-term Debt
The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending June 30,
(unaudited)
2015	$22,204,172
2016	18,428,050
2017	33,266,539
2018	12,838,205
2019	10,678,753
Thereafter	43,996,164
$141,411,883